Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Significant Accounting Policies [Line Items]
Disclosure of basic and diluted net profit (loss) per common share [ Table Text Block]
For the years ended
(Cdn$ thousands)	December 31, 2022	December 31, 2021	December 31, 2020

Basic
Net profit (loss)	225,100	(71,821)	53,410
Effect of Series VII cumulative preferred share dividends	(25,235)	(21,780)	(18,844)
Net profit (loss) attributable to ordinary equity holders - basic	199,865	(93,601)	34,566

Diluted
Net profit (loss)	225,100	(71,821)	53,410
Effect of Series VII cumulative preferred share dividends	(25,235)	(21,780)	(18,844)
Effect of 2020 warrant revaluation	-	-	103
Net profit (loss) attributable to ordinary equity holders - diluted	199,865	(93,601)	34,669

Decarbonization Plus Acquisition Corporation IV [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Disclosure of detailed information about class A Ordinary shares subject to possible redemption [Table Text Block]

Gross proceeds	$316,250,000

Less:
Deferred underwriting fees and other offering costs	(16,672,763)
Proceeds allocated to public warrants	(23,718,750)

Plus:
Total accretion of carrying value to redemption value	43,554,013
Class A ordinary shares subject to possible redemption at December 31, 2021	319,412,500
Remeasurement of Class A ordinary shares to redemption value	4,590,312
Class A ordinary shares subject to possible redemption at December 31, 2022	$324,002,812

Disclosure of basic and diluted net profit (loss) per common share [ Table Text Block]
		For the Period From
	For the Year	February 22, 2021
	Ended	(Inception) Through
	December 31, 2022	December 31, 2021
Redeemable Class A Ordinary Shares
Numerator: Net income allocable to Redeemable Class A Ordinary Shares	$593,386	$84,906
Denominator: Weighted Average Share Outstanding, Redeemable Class A Ordinary Shares	31,625,000	14,338,023
Basic and diluted net income per share, Class A ordinary shares subject to possible redemption	$0.02	$0.01

Non-Redeemable Class B Ordinary Shares
Numerator: Net income allocable to non-redeemable Class B Ordinary Shares	$148,347	$46,818
Denominator: Weighted Average Non- Redeemable Class B Ordinary Shares	7,906,250	7,906,250
Basic and diluted net income per share, Class B non-redeemable ordinary shares	$0.02	$0.01